Related party transactions and balances (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Related party transactions and balances
Granted (in shares)	0	140,000
Remuneration of executive personnel
Executive compensation and benefits	$ 1,418,101	$ 1,034,500
Share-based compensation	588,925	343,960
Remuneration of executive personnel	$ 2,007,026	$ 1,378,460
DSUs | Director
Related party transactions and balances
Awards issued	16,557	0
RSUs
Related party transactions and balances
Awards issued	432,286	847,475
Vesting period	36 months	18 months